DIVESTITURES - Narrative (Details) $ in Millions							3 Months Ended			7 Months Ended	12 Months Ended
	Dec. 20, 2017 USD ($)	Nov. 09, 2017 USD ($)	Sep. 29, 2017 USD ($)	Jun. 28, 2017 USD ($)	Mar. 03, 2017 USD ($)	Dec. 07, 2016 USD ($)	Dec. 19, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Nov. 08, 2017 USD ($)	Dec. 31, 2017 USD ($) country	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 02, 2016 USD ($)
Asset acquisitions and disposition
Number of countries in which entity operates (more than) | country											90
Sprout
Asset acquisitions and disposition
Loan term	5 years
Related party loan	$ 25
Minimum | Sprout
Asset acquisitions and disposition
Purchase obligation	$ 200													$ 200
Held For Sale
Asset acquisitions and disposition
Impairment write-down											$ 114
Liabilities held for sale											0
Deferred tax liabilities												$ 57
Other liabilities												57
CeraVe, AcneFree, AMBI Skincare Brand
Asset acquisitions and disposition
Gain (loss) on sale of business											309	0	$ 0
CeraVe, AcneFree, AMBI Skincare Brand | Held For Sale
Asset acquisitions and disposition
Net cash proceeds					$ 1,300
Gain (loss) on sale of business											309
Dendreon
Asset acquisitions and disposition
Gain (loss) on sale of business											97	0	0
Dendreon | Held For Sale
Asset acquisitions and disposition
Net cash proceeds				$ 845
Gain (loss) on sale of business											97
iNova
Asset acquisitions and disposition
Gain (loss) on sale of business											309	0	0
iNova | Held For Sale
Asset acquisitions and disposition
Net cash proceeds			$ 938
Gain (loss) on sale of business											$ 309
Number of countries in which entity operates (more than) | country											15
Obagi Medical Products, Inc. | Held For Sale
Asset acquisitions and disposition
Impairment of finite-lived intangible assets										$ 103
Obagi Medical Products, Inc. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Asset acquisitions and disposition
Net cash proceeds		$ 190
Gain (loss) on sale of business											$ (13)
Sprout
Asset acquisitions and disposition
Gain (loss) on sale of business											(98)	0	$ 0
Sprout | Held For Sale
Asset acquisitions and disposition
Impairment write-down							$ 352				351
Sprout | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Asset acquisitions and disposition
Gain (loss) on sale of business											$ (98)
Royalty percentage	6.00%
Ruconest Divestiture | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Asset acquisitions and disposition
Impairment of finite-lived intangible assets									$ 199
Consideration received from divestiture						$ 60
Additional loss						22
Ruconest Divestiture | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Maximum
Asset acquisitions and disposition
Consideration received from divestiture						125
Ruconest Divestiture Sales Based Milestone Component | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Maximum
Asset acquisitions and disposition
Consideration received from divestiture						$ 65
Paragon Holdings I, Inc. Divestiture | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Asset acquisitions and disposition
Loss on disposal								$ 19
Small Business Assets | Discontinued Operations, Held-for-sale
Asset acquisitions and disposition
Impairment write-down												$ 75